RELATED PARTY TRANSACTIONS (Details 1) - Open World Ltd. [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Outstanding payables, net	$ 398,374	$ 337,403	$ 968,085
Loans receivable	67,878	814,369
Notes receivable	50,283
Notes payable	$ 757,705